Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / MBoe well segment shares	Dec. 31, 2020 USD ($) $ / MBoe well shares	Dec. 31, 2019 USD ($) $ / MBoe well shares
Property, Plant and Equipment [Line Items]
Number of segments | segment		1
Internal costs	$ 77,000,000	$ 58,000,000	$ 51,000,000	$ 77,000,000
Interest costs capitalized		$ 18,000,000	$ 17,000,000	$ 24,000,000
Overall average rate of depletion (in dollars per Mcfe) | $ / MBoe		0.89	0.92	1.01
Number of exploratory dry holes | well		0	0	0
Capitalized exploratory well costs	0	$ 0	$ 0	$ 0
(Gain) loss/impairment on sale/exchange of long-lived assets	1,124,400,000	(21,124,000)	100,729,000	1,138,287,000
Impairment and expiration of leases		311,835,000	306,688,000	556,424,000
Property, plant and equipment		$ 26,016,092,000	21,995,249,000
Largest amount of benefit threshold, percentage (no greater than)		50.00%
Expense recognized related to defined contribution plan		$ 7,000,000	$ 6,500,000	$ 8,900,000
Share-based Payment Arrangement, Option
Property, Plant and Equipment [Line Items]
Anti-dilutive securities (in shares) | shares		8,237,352	6,778,383	3,035,247
Convertible Debt Securities
Property, Plant and Equipment [Line Items]
Anti-dilutive securities (in shares) | shares		33,300,000	33,300,000
Equitrans Midstream
Property, Plant and Equipment [Line Items]
Number of shares owned (in shares) | shares		23,000,000
Unproved Property
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 2,406,000,000	$ 2,292,000,000
Utica Shale of Ohio
Property, Plant and Equipment [Line Items]
(Gain) loss/impairment on sale/exchange of long-lived assets	1,035,700,000
PP&E, fair value	839,400,000			$ 839,400,000
Pennsylvania and West Virgina Utica
Property, Plant and Equipment [Line Items]
(Gain) loss/impairment on sale/exchange of long-lived assets	88,700,000
PP&E, fair value	$ 26,800,000			$ 26,800,000